LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of supplemental information related to operating leases

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Operating lease right-of-use assets	1,674,595,179	1,535,330,762	216,246,815
Operating lease liabilities, current	272,700,888	267,536,846	37,681,777
Operating lease liabilities, non-current	1,516,274,996	1,391,909,308	196,046,326
Total operating lease liabilities	1,788,975,884	1,659,446,154	233,728,103
Right-of-use assets obtained in exchange for operating lease liabilities	5,636,290	154,520,189	21,763,713
Weighted average remaining lease term (in years)	11	9
Weighted average discount rate	5%	4%

Schedule of maturity of operating lease liabilities under the non-cancelable operating leases

	As of December 31, 2023
	RMB	USD
2024	275,660,096	38,825,913
2025	205,917,308	29,002,846
2026	180,402,897	25,409,217
2027	161,971,532	22,813,213
2028	142,867,512	20,122,468
Thereafter	983,318,006	138,497,445
Total future lease payments	1,950,137,351	274,671,102
Less: imputed interest	290,691,197	40,942,999
Total operating lease liabilities	1,659,446,154	233,728,103